Income taxes - Income Tax Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax for the year	$ (17,277)	$ (3,336)	$ (1,966)
Deferred taxes	4,210	5,517	(4,422)
Foreign taxes	(3,717)	(2,517)	(7,147)
Income tax expense	$ (16,784)	$ (336)	$ (13,535)